USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 93.7%
	AEROSPACE & DEFENSE - 27.8%
250,425	BAE Systems plc	$ 4,178,657
12,700	Northrop Grumman Corporation	5,536,565
57,958	RTX Corporation	5,818,403
		15,533,625
	BEVERAGES - 27.5%
35,000	Anheuser-Busch InBev S.A. - ADR	2,035,250
15,000	Carlsberg A/S - Series B	1,800,078
10,000	Constellation Brands, Inc., Class A	2,572,800
24,500	Diageo plc - ADR	3,088,960
30,000	Heineken N.V.	2,901,982
15,000	Molson Coors Beverage Company, Class B	762,450
16,500	Pernod Ricard S.A.	2,239,475
		15,400,995
	BIOTECH & PHARMA - 0.1%
8,333	Mind Medicine MindMed, Inc.(a)	60,081

	COMMERCIAL SUPPORT SERVICES - 5.1%
200,000	GEO Group, Inc. (The)(a)	2,872,000

	GAMING REITS - 2.3%
28,322	Gaming and Leisure Properties, Inc.	1,280,438

	LEISURE FACILITIES & SERVICES - 18.5%
30,000	DraftKings, Inc., Class A(a)	1,145,100
22,500	Evolution A.B.	2,344,082
5,000	Flutter Entertainment plc(a)	911,800
305,000	Galaxy Entertainment Group Ltd.	1,421,689
1,400,000	Melco International Development Ltd.(a)	941,219
50,000	Penn Entertainment, Inc.(a)	967,750
3,800	RCI Hospitality Holdings, Inc.	165,528
600,000	Sands China Ltd.(a)	1,250,861
1,474,600	Wynn Macau Ltd.	1,208,531
		10,356,560

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 93.7% (Continued)
	LEISURE PRODUCTS - 2.0%
30,000	Vista Outdoor, Inc.(a)	$ 1,129,500

	TOBACCO & CANNABIS - 10.4%
25,000	Altria Group, Inc.	1,138,750
53,000	British American Tobacco plc - ADR	1,639,290
280,000	Cronos Group, Inc.(a)	652,400
23,500	Philip Morris International, Inc.	2,381,255
		5,811,695

	TOTAL COMMON STOCKS (Cost $43,046,376)	52,444,894

	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 4.8%
2,703,594	First American Treasury Obligations Fund, Class X, 5.21% (Cost $2,703,594)(b)	2,703,594

	TOTAL INVESTMENTS - 98.5% (Cost $45,749,970)	$ 55,148,488
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	821,226
	NET ASSETS - 100.0%	$ 55,969,714

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.